Cover	Aug. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2024
Entity File Number	001-39718
Entity Registrant Name	BREEZE HOLDINGS ACQUISITION CORP.
Entity Central Index Key	0001817640
Entity Tax Identification Number	85-1849315
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	955 W. John Carpenter Freeway
Entity Address, Address Line Two	Suite 100-929
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(
Local Phone Number	500-7747
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false